Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 2,281,804	$ 312,606	¥ 2,316,537
Allowance for credit losses	(90,626)	(12,416)	(147,495)
Accounts receivable, net	¥ 2,191,178	$ 300,190	¥ 2,169,042